Unaudited condensed consolidated interim statement of comprehensive loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating expenses
Research and development	$ (10,567)	$ (8,397)	$ (27,377)	$ (26,810)
General and administration	(5,998)	(4,224)	(16,624)	(10,558)
Loss from operations	(16,565)	(12,621)	(44,001)	(37,368)
Finance income	2,783	2,535	8,616	7,760
Finance expense	(21)	(181)	(373)	(538)
Movement of expected credit loss	30	(2)	24	45
Foreign exchange (loss)/gain	(247)	(1,845)	1,613	(58)
Total other income	2,545	507	9,880	7,209
Loss before tax	(14,020)	(12,114)	(34,121)	(30,159)
Tax charge/(credit)	0	0	0	0
Loss for the period	(14,020)	(12,114)	(34,121)	(30,159)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(33)	908	(55)	258
Currency translation adjustment	(63)	1,622	926	(113)
Total comprehensive loss for the period	(14,116)	(9,584)	(33,250)	(30,014)
Attributable to owners:
Loss for the period	(14,020)	(12,114)	(34,121)	(30,159)
Total comprehensive loss for the period	$ (14,116)	$ (9,584)	$ (33,250)	$ (30,014)
Loss per share
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.23)	$ (0.56)	$ (0.58)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.23)	$ (0.56)	$ (0.58)